Cover	Oct. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-36452
Entity Registrant Name	ServisFirst Bancshares, Inc.
Entity Central Index Key	0001430723
Entity Tax Identification Number	26-0734029
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2500 Woodcrest Place
Entity Address, City or Town	Homewood
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35209
City Area Code	205
Local Phone Number	949-0302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	SFBS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false